INVENTORY (Tables)	10 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of inventory

Inventory consists of:

	December 31, 2017	February 28, 2017
Raw materials and Work-in-process	$1,042,367	$947,670
Finished goods	677,762	456,621
Total	1,720,129	1,404,291
Less: reserve for obsolete inventory	61,448	50,588
Inventory, net	$1,658,681	$1,353,703